Note 44 (Tables)	12 Months Ended
Dec. 31, 2025
Administration Costs [Abstract]
Personnel Expenses Breakdown [Table Text Block]
The breakdown of the balance under this heading in the consolidated income statements is as follows:

PERSONNEL EXPENSE (MILLIONS OF EUROS)

	Notes	2025	2024	2023
Wages and salaries		6,088	5,937	5,068
Social security costs		1,070	1,007	834
Defined contribution plan expense	25	152	158	139
Defined benefit plan expense	25	43	51	49
Other personnel expense		420	506	440
Total		7,773	7,659	6,530

Administrative expenses [Table Text Block]
The breakdown of the balance under this heading in the consolidated income statements is as follows:

OTHER ADMINISTRATIVE EXPENSE. BREAKDOWN BY MAIN CONCEPTS (MILLIONS OF EUROS)

	2025	2024	2023
Technology and systems	1,778	1,732	1,512
Communications	247	261	219
Advertising	564	441	349
Property, fixtures and materials	561	577	520
Taxes other than income tax ⁽¹⁾	322	481	451
Surveillance and cash courier services	244	255	234
Other expense	1,323	1,253	1,090
Total	5,038	5,001	4,375
(1) The year-on-year variation is mainly explained by the recognition of a lower expense corresponding to the value added tax in BBVA, S.A., during the first half of 2025 as a result of the upward re-estimation of its pro-rata portion applied both to previous years and to financial year 2025 (see Note 19).